Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 02, 2018	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000006700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		$ 10,000			$ 10,115		$ 12,619		$ 12,944		$ 15,451		$ 17,202		$ 22,688		$ 17,657		$ 19,512	$ 24,424	$ 26,020
C000006699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,113		12,616		12,945		15,451		17,203		22,684		17,656		19,511	24,421	26,016
C000006697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (5.75%)
Accumulated Value		9,425			9,605		12,073		12,481		15,012		16,838		22,375		17,545		19,534	24,632	26,441
C000006707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
Accumulated Value		9,575			10,192		10,645		10,349		11,577		12,324		12,653		10,593		10,805	12,126	12,896
C000006708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
Accumulated Value		10,000			10,584		10,972		10,574		11,765		12,417		12,653		10,515		10,643	11,882	12,522
C000006709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Accumulated Value		10,000			10,568		10,956		10,567		11,742		12,393		12,629		10,507		10,634	11,853	12,513
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net div)
Accumulated Value		10,000			10,205		12,573		12,508		14,082		14,771		20,277		16,230		17,935	23,816	29,208
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 9,943		$ 10,437	$ 11,088	$ 10,531	$ 11,774	$ 10,315	$ 11,717	$ 11,502	$ 9,880	$ 12,214	$ 9,915	$ 12,155	$ 10,961	$ 10,249	$ 11,636	$ 10,286	$ 11,370	$ 12,071